Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Investments in Unconsolidated Entities [Abstract]
Investments in Unconsolidated Entities
Note 3.	Investments in Unconsolidated Entities

As part of its operations, the Company participates in joint ventures to explore opportunities while minimizing risk. As of December 31, 2011, the Company was involved with 14 unconsolidated entities in which it has less than a controlling interest. Investments in unconsolidated entities includes $28.3 million (December 31, 2010 – $26.4 million) of the Company’s share of non-refundable deposits and other entitlement costs in connection with 1,842 lots (December 31, 2010 – 2,759 lots) under option. The Company’s share of the total exercise price of these options is $95.3 million (December 31, 2010 – $93.2 million). Summarized condensed financial information on a combined 100% basis of the unconsolidated entities follows:

	December 31
	2011	2010
Assets
Land and housing	$341,246	$320,170
Other assets	8,707	8,009

	$349,953	$328,179

Liabilities and Equity
Project specific financings	$48,352	$33,173
Accounts payable and other liabilities	20,554	22,371
Equity
Brookfield Residential’s interest	143,821	137,203
Others’ interest	137,226	135,432

	$349,953	$328,179

	Years Ended December 31
	2011	2010
Revenue and Expenses
Revenue	$42,354	$12,711
Direct cost of sales	(38,379)	(15,228)
Other income	3,709	2,776

Net income	$7,684	$259

Brookfield Residential’s share of net income / (loss)	$4,119	$(261)

In reporting the Company’s share of net income, all inter-company profits or losses from unconsolidated entities are eliminated on lots purchased by the Company from unconsolidated entities.

Unconsolidated entities in which the Company has a non-controlling interest are accounted for using the equity method. In addition, the Company has performed an evaluation of its existing unconsolidated entity relationships by applying the provisions of ASC Topic 810.

The Company and/or its unconsolidated entity partners have provided varying levels of guarantees of debt in its unconsolidated entities. At December 31, 2011, the Company had completion guarantees of $4.1 million (December 31, 2010 – nil) and limited maintenance guarantees of $11.7 million (December 31, 2010 – $13.8 million) with respect to debt in its unconsolidated entities.